System Fund - Summary of Liabilities Relating to Fund (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
System fund [line items]
Liabilities	$ 4,026	$ 3,686
System fund surplus [member]
System fund [line items]
Liabilities	158
System fund [member]
System fund [line items]
Liabilities	918	912	$ 835
System fund [member] | System fund surplus [member]
System fund [line items]
Liabilities	158	227	186
System fund [member] | Loyalty programme liability [member]
System fund [line items]
Liabilities	$ 760	$ 685	$ 649